UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ ]; Amendment Number:
   This Amendment (check one only):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
              Suite 2300
              Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Senior Vice President
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/ Karen T. Buckley           Wilmington, Delaware       November 12, 1999

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number         Name

     [File Number Pending]        Atlas Asset Management, Inc.
     28-2427                      Citigroup, Inc.

                           Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Iformation Table Entry Total:     139

Form 13F Information Table Value Total:    $1,812,906
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.     Form 13F File Number       Name

 1       28-7164                    Bear Stearns Asset Management Inc.
 2       28-551                     U.S. Bancorp

                                                Form 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------
        Column 1               Column 2   Column 3   Column 4     Column 5     Column 6     Column 7       Column 8
-----------------------------------------------------------------------------------------------------------------------
     Name of Issuer           Title of     CUSIP      VALUE       SHRS OR     INVESTMENT     OTHER     VOTING AUTHORITY
                               Class                 (x$1000)     SH/PUT/     DISCRETION    MANAGERS      SOLE SHARED
                                                                  PRN AMT                                   NONE
                                                                  PRN CALL
-----------------------------------------------------------------------------------------------------------------------
Affymetrix Inc                   COM      00826T108    12,374      125,700      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Aluminum Co Amer                 COM      013817101    16,136      260,000      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Amazon.Com Inc.                  COM      023135106    54,901      686,800      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
America Online                   COM      02364J104    64,137      616,700      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Amgen Inc.                       COM      031162100    69,723      855,500      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Aracruz Celulose                 COM      38496204      4,233      202,800      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Aracruz Celulose                 COM      38496204        251       12,000      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Ariba Inc                        COM      04033V104    12,875       89,100      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
ASM Lithography Holding - ADR    ADR      2242253       1,073       16,000      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Biochem Pharma Inc               COM      09058T108     9,570      399,800      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Biochem Pharma Inc               COM      09058T108        55        2,300      Defined          1          Sole
-----------------------------------------------------------------------------------------------------------------------
Biochem Pharma Inc               COM      09058T108     1,331       55,600      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Biogen, Inc.                     COM      090597105    14,241      180,700      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Broadcom Corp                    COM      111320107    23,293      213,700      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Broadvision Inc                  COM      111412102     1,690       12,700      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Charles Schwab                   COM      808513105    37,137    1,102,400      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Check Point Software             COM      M22465104    24,191      286,500      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Check Point Software             COM      M22465104        84        1,000      Defined          1          Sole
-----------------------------------------------------------------------------------------------------------------------
Check Point Software             COM      M22465104     2,558       30,300      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
China Telecom HK LTD - ADR       ADR      2111375      24,138      390,500      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
China Telecom HK LTD - ADR       ADR      2111375       1,613       26,100      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
China.Com Corp                   COM      2437468       2,938       45,200      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
China.Com Corp                   COM      2437468         280        4,300      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Chiron Corp                      COM      170040109     7,913      285,800      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Cisco Systems                    COM      17275R102    95,829    1,397,682      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                  COM      172967101    32,523      739,150      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Colt Telecom Group Spons ADR     ADR      2201276       2,464       25,600      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Comcast Class A Special          COM      200300200    20,651      517,900      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Computer Associates Intl         COM      204912109    15,061      245,900      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Comverse Technology Inc.         COM      205862402     6,281       66,600      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Comverse Technology Inc.         COM      205862402       401        4,250      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Datacraft Asia Limited           COM      6246831      20,337    4,622,000      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Datacraft Asia Limited           COM      6246831       1,346      306,000      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Develop Bank Singapore - ADR     ADR      251594305       290        6,512      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Distribucion y Sevicio - ADR     ADR      254753106    17,742    1,055,300      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Distribucion y Sevicio - ADR     ADR      254753106       804       47,800      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Doubleclick Inc                  COM      258609304    17,488      146,800      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
E Trade Group Inc                COM      269246104     6,364      270,800      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Ebay Inc                         COM      278642103    21,371      151,500      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Elan PLC                         COM      284131208        40        1,200      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Enron Corp                       COM      293561106    15,403      373,400      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR          ADR      2319931     101,559    3,249,900      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR          ADR      2319931         328       10,500      Defined          1          Sole
-----------------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR          ADR      2319931       8,534      273,100      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Exodus Communications Inc        COM      302088109    14,470      200,800      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Fujitsu Ltd - ADR                ADR      359590304       295        1,900      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Galileo Technology Ltd           COM      M47298100     3,560      142,400      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Galileo Technology Ltd           COM      M47298100       245        9,800      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Gap Stores                       COM      364760108       324       10,125      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
General Electric Company         COM      369604103       285        2,400      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc              COM      375558103     9,814      152,900      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Global Telesystems Group Inc     COM      379364104    21,338    1,082,100      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Global Telesystems Group Inc     COM      379364104        99        5,000      Defined          1          Sole
-----------------------------------------------------------------------------------------------------------------------
Global Telesystems Group Inc     COM      379364104     2,433      123,400      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Grupo Synkro  S.A. de C.V.ADR    ADR      400493201       173    8,086,100      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A. Global      COM      40049J206    16,342      409,200      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A. Global      COM      40049J206       959       24,000      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Halliburton Co                   COM      406216101    13,854      337,900      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Home Depot Inc                   COM      437076102       343        5,000      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.       COM      449370105    11,829      125,800      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Immunex Corp                     COM      452528102    11,677      269,200      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Intel Corp                       COM      458140100    61,568      828,500      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
International Bus Mach           COM      459200101    35,272      290,600      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Internet Initiative - ADR        ADR      46059T109     5,472       85,500      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp                COM      46612J101    15,148      133,100      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                COM      478160104    13,055      142,100      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Johnson Elec Hldgs ADR           ADR      479087207       308        6,285      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Juniper Networks Inc             COM      48203R104     8,684       47,700      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp              COM      494368103    10,731      204,400      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Kookmin Bank - 144A              144A     500498100     9,814      753,500      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Kookmin Bank - 144A              144A     500498100     1,017       78,100      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Korea Electric Power Co - ADR    ADR      500631106    17,672    1,100,200      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Korea Electric Power Co - ADR    ADR      500631106       993       61,800      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Korea Telecom - ADR              ADR      50063P103    40,101    1,083,800      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Korea Telecom - ADR              ADR      50063P103       122        3,300      Defined          1          Sole
-----------------------------------------------------------------------------------------------------------------------
Korea Telecom - ADR              ADR      50063P103     4,081      110,300      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Larsen & Toubro GDR - 144A       144A     51729V104     3,791      172,300      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Larsen & Toubro GDR - 144A       144A     51729V104       229       10,400      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Linear Technology                COM      535678106    27,568      469,000      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Longview Fibre Company           COM      543213102     2,728      219,300      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Lucent                           COM      549463107    12,067      186,000      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Medimmune Inc.                   COM      584699102     1,814       18,200      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Micron Technology Inc            COM      595112103    15,709      236,000      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Newbridge Networks Corp          COM      650901101     9,362      359,200      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Newbridge Networks Corp          COM      650901101        55        2,100      Defined          1          Sole
-----------------------------------------------------------------------------------------------------------------------
Newbridge Networks Corp          COM      650901101     1,316       50,500      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Nextel Communications Inc-A      COM      65332V103    44,058      649,700      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Nextlink Communications          COM      65333H707    11,494      221,700      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Nokia Corp - ADR                 ADR      2640891       1,410       15,700      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp             COM      656569100    24,286      476,200      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp             COM      656569100        92        1,800      Defined           1          Sole
-----------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp             COM      656569100     3,009       59,000      Defined           2          Sole
-----------------------------------------------------------------------------------------------------------------------
P Acucar Cbd - ADR               ADR      20440T201       313       15,800      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Phone.Com Inc                    COM      71920Q100     1,773       11,700      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
PMC Sierra                       COM      69344F106     9,972      107,800      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
PMC Sierra                       COM      69344F106        46          500      Defined          1          Sole
-----------------------------------------------------------------------------------------------------------------------
PMC Sierra                       COM      69344F106     1,073       11,600      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Pohang Iron & Steel              COM      730450103    49,818    1,591,000      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Pohang Iron & Steel              COM      730450103       150        4,800      Defined          1          Sole
-----------------------------------------------------------------------------------------------------------------------
Pohang Iron & Steel              COM      730450103     4,850      154,900      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Priceline.Com                    COM      741503106     4,496       69,700      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                     COM      747525103    20,243      107,000      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Ranbaxy Labs 144A - GDR          144A     751881103     2,909      120,600      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Ranbaxy Labs 144A - GDR          144A     751881103       176        7,300      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Research In Motion               COM      2407320       6,488      209,700      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Research In Motion               COM      2407320          40        1,300      Defined          1          Sole
-----------------------------------------------------------------------------------------------------------------------
Research In Motion               COM      2407320         984       31,800      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Samsung Elect. GDR 144A          144A     4942818      53,371      670,702      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Samsung Elect. GDR 144A          144A     4942818         215        2,700      Defined          1          Sole
-----------------------------------------------------------------------------------------------------------------------
Samsung Elect. GDR 144A          144A     4942818       6,978       87,690      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                 COM      806857108    42,584      683,400      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta Inc           COM      808655104     9,927      200,300      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Seagram Co Ltd                   COM      811850106    33,593      738,300      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
SK Telecom                       COM      78440P116    39,685    3,848,206      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
SK Telecom                       COM      78440P116        95        9,200      Defined          1          Sole
-----------------------------------------------------------------------------------------------------------------------
SK Telecom                       COM      78440P116     3,342      324,047      Defined          2          Sole
-----------------------------------------------------------------------------------------------------------------------
Sony Corp - ADR                  ADR      835699307     1,155        7,700      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Sprint FON                       COM      852061100    14,490      267,100      Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------
Sprint PCS Group                 COM      852061506    38,474      516,000 Sole                             Sole
-----------------------------------------------------------------------------------------------------------------------
Starmedia Network Inc            COM      2423047       4,333      118,000 Sole                             Sole
-----------------------------------------------------------------------------------------------------------------------
Starmedia Network Inc            COM      2423047         345        9,400 Defined               2          Sole
-----------------------------------------------------------------------------------------------------------------------
Synnex Technology - 144A         144A     87161A307     4,061      216,600 Sole                             Sole
-----------------------------------------------------------------------------------------------------------------------
Synnex Technology - 144A         144A     87161A307       332       17,700 Defined               2          Sole
-----------------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR            ADR      2113382       6,369      215,900 Sole                             Sole
-----------------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR            ADR      2113382         115        3,900 Defined               2          Sole
-----------------------------------------------------------------------------------------------------------------------
Telebanc Financial Corp          COM      87925R109       920       40,000 Sole                             Sole
-----------------------------------------------------------------------------------------------------------------------
Telebras Spons ADR               ADR      2279477       3,252       43,400 Sole                             Sole
-----------------------------------------------------------------------------------------------------------------------
Telebras Spons ADR               ADR      2279477         247        3,300 Defined               2          Sole
-----------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico ADR          ADR      879403780    24,168      339,200 Sole                             Sole
-----------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico ADR          ADR      879403780     1,247       17,500 Defined               2          Sole
-----------------------------------------------------------------------------------------------------------------------
Telekomunikacja Polska 144A      144A     5551611       4,907      996,300 Sole                             Sole
-----------------------------------------------------------------------------------------------------------------------
Telekomunikacja Polska 144A      144A     5551611         278       56,400 Defined               2          Sole
-----------------------------------------------------------------------------------------------------------------------
Tellabs Inc.                     COM      879664100    27,034      474,800 Sole                             Sole
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Texas Instruments Inc            COM      882508104    43,773      532,200 Sole                             Sole
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Veritas Software Corp            COM      923436109    14,945      196,800 Sole                             Sole
-----------------------------------------------------------------------------------------------------------------------
VISX Inc                         COM      92844S105    12,457      157,500 Sole                             Sole
-----------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp       COM      928497106     1,434       16,800 Sole                             Sole
-----------------------------------------------------------------------------------------------------------------------
Xilinx                           COM      983919101     3,775       57,600 Sole                             Sole
-----------------------------------------------------------------------------------------------------------------------
Yahoo                            COM      984332106    49,057      273,300 Sole                             Sole
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